CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018 [1]
Current assets:
Cash and cash equivalents	$ 1,268,441	$ 1,410,339
Short-term investments	445,046	323,134
Trade receivables	82,525	46,141
Tax receivables	707	12,622
Derivative assets	215,156	60
Prepaid expenses and other current assets	30,236	29,735
Total current assets	2,042,111	1,822,031
Non-current assets:
Property and equipment, net	81,459	51,656
Deferred tax assets	17,084	59,220
Goodwill	608,907	311,943
Intangible assets, net	150,975	63,577
Derivative assets	77	99,935
Other non-current assets	76,645	13,466
Total non-current assets	935,147	599,797
Total assets	2,977,258	2,421,828
Current liabilities:
Trade and other payables	159,487	107,892
Current tax liabilities	11,703	172
Provisions	8,983	7,215
Deferred revenue	440,954	324,394
Derivative liabilities	855,005	5,213
Current portion of exchangeable senior notes, net	853,576	0
Total current liabilities	2,329,708	444,886
Non-current liabilities:
Deferred tax liabilities	13,872	12,160
Provisions	6,082	4,363
Deferred revenue	27,866	18,477
Exchangeable senior notes, net	0	819,637
Derivative liabilities	74	202,757
Other non-current liabilities	34,189	12,228
Total non-current liabilities	82,083	1,069,622
Total liabilities	2,411,791	1,514,508
Equity
Share capital	24,199	23,531
Share premium	458,166	454,766
Other capital reserves	816,660	557,100
Other components of equity	32,079	(61)
Accumulated deficit	(765,637)	(128,016)
Total equity	565,467	907,320
Total liabilities and equity	$ 2,977,258	$ 2,421,828

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.